Earnings per share	12 Months Ended
Dec. 31, 2020
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Earnings per share

31. Earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a deferred stock plan and subscription warrants – indemnification, as mentioned in Notes 8.c and 24, respectively.

	2020	2019	2018
Basic earnings per share
Net income for the year of the Company	893,383	373,526	1,150,421
Weighted average shares outstanding (in thousands)	1,087,050	1,086,642	1,086,394
Basic earnings per share – R$	0.8218	0.3437	1.0589
Diluted earnings per share
Net income for the year of the Company	893,383	373,526	1,150,421
Weighted average shares outstanding (in thousands), including dilution effects	1,093,478	1,092,826	1,092,566
Diluted earnings per share – R$	0.8170	0.3418	1.0530
Weighted average shares outstanding (in thousands)
Weighted average shares outstanding for basic per share	1,087,050	1,086,642	1,086,394
Dilution effect
Subscription warrants – indemnification	3,570	3,570	3,570
Deferred stock plan	2,858	2,614	2,602
Weighted average shares outstanding for diluted per share	1,093,478	1,092,826	1,092,566

Earnings per share were adjusted retrospectively by the issue of 2,195,520 common shares due to the partial exercise of the rights conferred by the subscription warrants disclosed in note 24 and by the issue of 70,939 common shares disclosed in note 35.b.